UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-04178)

Exact name of registrant as specified in charter:	Putnam American Government Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: September 30 2010

Date of reporting period: June 30, 2010

Item 1. Schedule of Investments:

Putnam American Government Income Fund

The fund's portfolio
6/30/10 (Unaudited)
U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (46.4%)(a)
	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (37.4%)
Government National Mortgage Association Pass-Through
Certificates
6 1/2s, with due dates from December 15, 2031 to
July 20, 2036	$1,688,899	$1,864,775
6s, with due dates from December 15, 2023 to
November 20, 2038	3,466,636	3,783,340
6s, with due dates from October 15, 2023 to
November 15, 2023	59,419	65,314
5 1/2s, April 20, 2038	10,757,491	11,618,510
5s, with due dates from March 20, 2040 to
April 20, 2040	230,715,427	245,702,909
5s, TBA, July 1, 2040	14,400,000	15,302,249
		278,337,097

U.S. Government Agency Mortgage Obligations (9.0%)
Federal Home Loan Mortgage Corporation Pass-Through
Certificates
7 1/2s, October 1, 2029	1,212,662	1,377,740
6s, September 1, 2021	29,759	32,512
5 1/2s, with due dates from July 1, 2019 to
August 1, 2019	450,930	489,206
4 1/2s, with due dates from January 1, 2037 to
June 1, 2037	2,293,071	2,387,867
Federal National Mortgage Association Pass-Through
Certificates
7s, with due dates from April 1, 2032 to
January 1, 2036	1,752,515	1,958,643
6 1/2s, with due dates from October 1, 2032 to
December 1, 2037	1,491,359	1,636,676
6 1/2s, with due dates from July 1, 2016 to
February 1, 2017	120,668	130,874
6s, with due dates from August 1, 2037 to
November 1, 2037	31,532	34,227
6s, with due dates from July 1, 2011 to August 1, 2022	4,928,193	5,366,402
5 1/2s, with due dates from November 1, 2036 to
April 1, 2038	19,633,404	21,077,688
5 1/2s, with due dates from December 1, 2011 to
February 1, 2021	1,111,244	1,205,341
5s, with due dates from January 1, 2038 to
February 1, 2038	303,133	321,120
5s, March 1, 2021	54,550	58,539
4 1/2s, March 1, 2039	352,487	365,967
4 1/2s, TBA, July 1, 2040	29,000,000	30,053,515
4s, with due dates from May 1, 2019 to
September 1, 2020	505,580	534,346
		67,030,663
Total U.S. government and agency mortgage obligations (cost $336,403,449)		$345,367,760

U.S. TREASURY OBLIGATIONS (29.0%)(a)
	Principal amount	Value

U.S. Treasury Bonds
8s, November 15, 2021	$16,475,000	$23,968,552
7 1/2s, November 15, 2016	10,948,000	14,349,151
7 1/8s, February 15, 2023	14,634,000	20,266,947
6 1/4s, May 15, 2030	10,723,000	14,507,046
6 1/4s, August 15, 2023	17,491,000	22,682,275
6s, February 15, 2026	15,756,000	20,309,238
5 1/2s, August 15, 2028	14,632,000	18,095,669
5 1/4s, February 15, 2029	14,641,000	17,626,391
5 1/4s, November 15, 2028	14,988,000	18,045,318
4 1/2s, August 15, 2039 (SEGSF)	12,231,000	13,475,123
4 1/2s, February 15, 2036	14,640,000	16,179,487
4 3/8s, February 15, 2038	14,685,000	15,882,745
U.S. Treasury Inflation Index Notes 2 3/8s,
January 15, 2025 (i)	107,548	120,668

Total U.S. treasury obligations (cost $197,364,502)		$215,508,610

MORTGAGE-BACKED SECURITIES (17.8%)(a)
	Principal amount	Value

Countrywide Home Loans 144A
IFB Ser. 05-R1, Class 1AS, IO, 5.564s, 2035	$170,093	$23,175
Ser. 06-R1, Class AS, IO, 5.537s, 2036	1,566,359	169,363
Ser. 05-R3, Class AS, IO, 5.464s, 2035	1,687,498	187,734
FRB Ser. 06-R2, Class AS, IO, 5.397s, 2036	2,127,685	218,088
IFB Ser. 05-R2, Class 1AS, IO, 5.214s, 2035	5,442,663	680,766
FRB Ser. 04-R2, Class 1AF1, 0.767s, 2034	295,443	237,832
FRB Ser. 05-R1, Class 1AF1, 0.707s, 2035	167,320	132,183
Fannie Mae
IFB Ser. 07-75, Class JS, 49.582s, 2037	237,802	428,901
IFB Ser. 06-62, Class PS, 37.817s, 2036	1,023,294	1,792,298
IFB Ser. 07-30, Class FS, 28.219s, 2037	529,413	803,162
IFB Ser. 06-49, Class SE, 27.611s, 2036	874,789	1,330,247
IFB Ser. 05-25, Class PS, 26.632s, 2035	67,636	107,960

IFB Ser. 05-74, Class NK, 25.764s, 2035	138,806	209,225
IFB Ser. 06-115, Class ES, 25.171s, 2036	318,208	473,103
IFB Ser. 06-8, Class HP, 23.294s, 2036	698,384	1,042,115
IFB Ser. 05-99, Class SA, 23.294s, 2035	475,792	678,975
IFB Ser. 05-74, Class DM, 23.11s, 2035	1,312,891	1,951,159
IFB Ser. 05-45, Class DC, 23.037s, 2035	321,635	481,485
IFB Ser. 08-24, Class SP, 22.01s, 2038	5,199,395	7,538,978
IFB Ser. 05-122, Class SC, 21.885s, 2035	1,960,814	2,760,945
IFB Ser. 05-106, Class JC, 19.047s, 2035	903,749	1,258,760
IFB Ser. 05-83, Class QP, 16.491s, 2034	343,710	455,600
IFB Ser. 05-66, Class SL, 15.707s, 2035	1,513,557	1,896,487
FRB Ser. 03-W6, Class PT1, 10.05s, 2042	1,631,678	1,992,687
IFB Ser. 04-24, Class CS, IO, 6.803s, 2034	2,916,152	508,818
IFB Ser. 04-40, Class KS, IO, 6.703s, 2034	8,322,890	1,478,145
IFB Ser. 03-130, Class BS, IO, 6.703s, 2033	2,946,235	397,924
IFB Ser. 03-34, Class WS, IO, 6.653s, 2029	86,447	9,483
IFB Ser. 05-48, Class SM, IO, 6.453s, 2034	698,636	92,416
IFB Ser. 05-104, Class SI, IO, 6.438s, 2033	15,090,478	2,107,757
IFB Ser. 07-54, Class CI, IO, 6.413s, 2037	2,009,349	302,520
IFB Ser. 07-58, Class SP, IO, 6.403s, 2037	685,021	114,010
IFB Ser. 07-28, Class SE, IO, 6.403s, 2037	2,242,068	336,073
IFB Ser. 07-24, Class SD, IO, 6.403s, 2037	623,777	84,640
IFB Ser. 05-90, Class GS, IO, 6.403s, 2035	310,564	47,231
IFB Ser. 05-90, Class SP, IO, 6.403s, 2035	1,323,791	180,244
IFB Ser. 05-18, Class SK, IO, 6.403s, 2035	283,595	26,026
IFB Ser. 07-30, Class IE, IO, 6.393s, 2037	371,631	67,180
IFB Ser. 06-123, Class CI, IO, 6.393s, 2037	3,785,161	551,422
IFB Ser. 06-43, Class JS, IO, 6.353s, 2036	7,923,809	1,242,929
IFB Ser. 06-36, Class SP, IO, 6.353s, 2036	1,979,536	252,483
IFB Ser. 06-23, Class SP, IO, 6.353s, 2036	2,951,646	433,449
IFB Ser. 06-16, Class SM, IO, 6.353s, 2036	581,130	94,674
IFB Ser. 05-95, Class CI, IO, 6.353s, 2035	1,159,791	188,234
IFB Ser. 05-84, Class SG, IO, 6.353s, 2035	1,770,220	288,876
IFB Ser. 06-3, Class SB, IO, 6.353s, 2035	3,977,552	638,278
IFB Ser. 05-17, Class SA, IO, 6.353s, 2035	2,740,765	425,945
IFB Ser. 04-92, Class S, IO, 6.353s, 2034	116,086	14,837
IFB Ser. 06-128, Class GS, IO, 6.333s, 2037	2,207,146	326,278
IFB Ser. 05-73, Class SD, IO, 6.333s, 2035	197,217	35,369
IFB Ser. 06-109, Class SH, IO, 6.273s, 2036	825,408	140,483
IFB Ser. 06-104, Class IC, IO, 6.253s, 2036	2,441,788	388,049
IFB Ser. 06-103, Class SB, IO, 6.253s, 2036	1,298,933	175,294
IFB Ser. 06-8, Class JH, IO, 6.253s, 2036	2,790,785	425,148
IFB Ser. 05-122, Class SG, IO, 6.253s, 2035	1,798,338	270,380
IFB Ser. 05-122, Class SW, IO, 6.253s, 2035	751,550	107,915
IFB Ser. 06-17, Class SI, IO, 6.233s, 2036	359,559	49,324
IFB Ser. 06-60, Class YI, IO, 6.223s, 2036	1,339,649	233,943
IFB Ser. 06-86, Class SB, IO, 6.203s, 2036	1,801,457	285,189
IFB Ser. 09-12, Class AI, IO, 6.153s, 2037	2,866,291	406,411
IFB Ser. 07-15, Class NI, IO, 6.153s, 2022	1,061,596	131,362
IFB Ser. 09-70, Class SI, IO, 6.103s, 2036	3,898,803	424,775
IFB Ser. 07-30, Class LI, IO, 6.093s, 2037	982,962	132,326
IFB Ser. 07-30, Class OI, IO, 6.093s, 2037	2,361,207	336,543
IFB Ser. 07-89, Class SA, IO, 6.083s, 2037	1,795,541	224,443
IFB Ser. 07-54, Class IA, IO, 6.063s, 2037	742,848	103,374
IFB Ser. 07-54, Class IB, IO, 6.063s, 2037	2,335,576	325,016
IFB Ser. 07-54, Class IC, IO, 6.063s, 2037	742,848	103,374
IFB Ser. 07-54, Class ID, IO, 6.063s, 2037	742,848	103,374
IFB Ser. 07-54, Class IF, IO, 6.063s, 2037	1,105,990	148,004
IFB Ser. 06-115, Class JI, IO, 6.033s, 2036	1,963,324	269,152
IFB Ser. 06-123, Class LI, IO, 5.973s, 2037	1,300,783	171,495
IFB Ser. 10-2, Class SD, IO, 5.953s, 2040	329,571	37,412
IFB Ser. 07-81, Class IS, IO, 5.953s, 2037	1,212,504	154,279
IFB Ser. 08-11, Class SC, IO, 5.933s, 2038	366,264	47,677
IFB Ser. 10-2, Class MS, IO, 5.903s, 2050	1,657,463	173,382
IFB Ser. 05-74, Class NI, IO, 5.818s, 2035 (F)	5,094,021	748,360
IFB Ser. 07-39, Class AI, IO, 5.773s, 2037	1,408,134	170,722
IFB Ser. 07-32, Class SD, IO, 5.763s, 2037	2,812,431	389,675
IFB Ser. 07-30, Class UI, IO, 5.753s, 2037	748,339	100,268
IFB Ser. 07-32, Class SC, IO, 5.753s, 2037	1,198,679	157,727
IFB Ser. 07-1, Class CI, IO, 5.753s, 2037	825,782	109,314
IFB Ser. 09-12, Class DI, IO, 5.683s, 2037	1,461,812	192,053
Ser. 07-W1, Class 1AS, IO, 5.404s, 2046	6,164,875	823,337
IFB Ser. 09-3, Class SE, IO, 5.153s, 2037	1,194,949	128,409
FRB Ser. 03-W14, Class 2A, 4.614s, 2043	1,872	1,881
FRB Ser. 04-W2, Class 4A, 4.566s, 2044	2,034	2,045
FRB Ser. 03-W8, Class 4A, 4.506s, 2042	6,188	6,180
FRB Ser. 03-W3, Class 1A4, 4.487s, 2042	2,920	2,928
FRB Ser. 04-W15, Class 3A, 4.355s, 2044	2,659	2,664
FRB Ser. 05-W4, Class 3A, 4.162s, 2035	2,921	2,911
FRB Ser. 04-W7, Class A2, 3.795s, 2034	874	907
FRB Ser. 03-W11, Class A1, 3.354s, 2033	165	168
Ser. 03-W10, Class 3A, IO, 0.601s, 2043	18,042,348	415,626
FRB Ser. 07-95, Class A3, 0.513s, 2036	11,005,000	9,966,458
Ser. 03-W10, Class 1A, IO, 0.495s, 2043	15,095,244	281,526
Ser. 03-W2, Class 1, IO, 0.465s, 2042	826,755	12,760
Ser. 02-T4, IO, 0.445s, 2041	10,446,439	109,041
Ser. 01-50, Class B1, IO, 0.434s, 2041	15,162,037	233,461
Ser. 02-T1, Class IO, IO, 0.423s, 2031	2,133,634	33,907
Ser. 03-W6, Class 3, IO, 0.368s, 2042	1,360,393	17,034
Ser. 01-79, Class BI, IO, 0.324s, 2045	2,873,393	34,272
Ser. 08-65, Class TF, zero %, 2038	31,429	29,214
Ser. 08-53, Class DO, PO, zero %, 2038	571,658	481,119
Ser. 07-64, Class LO, PO, zero %, 2037	355,997	341,565
Ser. 07-44, Class CO, PO, zero %, 2037	557,555	499,324
Ser. 06-56, Class XF, zero %, 2036	51,789	47,099
Ser. 05-117, Class MO, PO, zero %, 2036	1,610	1,611
Ser. 08-36, Class OV, PO, zero %, 2036	114,056	91,822
Ser. 05-50, Class LO, PO, zero %, 2035	12,781	12,629
Ser. 04-61, Class CO, PO, zero %, 2031	631,682	620,904

Ser. 1988-12, Class B, zero %, 2018	14,383	12,787
FRB Ser. 06-115, Class SN, zero %, 2036	412,711	403,334
FRB Ser. 06-104, Class EK, zero %, 2036	60,652	57,548
FRB Ser. 05-117, Class GF, zero %, 2036	33,520	35,546
FRB Ser. 05-45, Class FG, zero %, 2035	199,129	184,115
FRB Ser. 05-51, Class FV, zero %, 2035	10,847	10,833
FRB Ser. 06-1, Class HF, zero %, 2032	81,226	74,402
IFB Ser. 06-48, Class FG, zero %, 2036	151,224	149,503
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
IFB Ser. T-56, Class 2ASI, IO, 7.753s, 2043	446,103	101,004
FRB Ser. T-57, Class 2A1, 4.451s, 2043	1,888	1,891
Freddie Mac
IFB Ser. 3408, Class EK, 24.386s, 2037	540,174	787,389
IFB Ser. 2976, Class LC, 23.138s, 2035	248,351	375,265
IFB Ser. 2976, Class KL, 23.101s, 2035	718,028	1,054,000
IFB Ser. 2979, Class AS, 22.991s, 2034	391,882	548,940
IFB Ser. 3065, Class DC, 18.811s, 2035	3,210,167	4,461,393
IFB Ser. 3105, Class SI, IO, 18.701s, 2036	434,036	215,916
IFB Ser. 3031, Class BS, 15.851s, 2035	902,001	1,193,509
IFB Ser. 3184, Class SP, IO, 7s, 2033	1,016,691	114,579
IFB Ser. 3110, Class SP, IO, 6.95s, 2035	1,781,340	326,413
IFB Ser. 3156, Class PS, IO, 6.9s, 2036	1,273,449	222,026
IFB Ser. 3151, Class SI, IO, 6.896s, 2036	7,200,743	1,358,790
IFB Ser. 3149, Class LS, IO, 6.85s, 2036	5,446,887	1,063,723
IFB Ser. 2882, Class NS, IO, 6.85s, 2034	760,037	99,139
IFB Ser. 3149, Class SE, IO, 6.8s, 2036	841,998	151,619
IFB Ser. 3157, Class SA, IO, 6.8s, 2036	2,220,228	410,542
IFB Ser. 2752, Class XS, IO, 6.8s, 2030	10,782,767	843,644
IFB Ser. 3203, Class SH, IO, 6.79s, 2036	1,816,343	298,658
IFB Ser. 2835, Class AI, IO, 6 3/4s, 2034	684,689	114,364
IFB Ser. 2828, Class TI, IO, 6.7s, 2030	1,323,617	173,829
IFB Ser. 3410, Class SD, IO, 6.65s, 2038	4,530,229	671,748
IFB Ser. 3042, Class SP, IO, 6.496s, 2035	2,464,894	392,301
IFB Ser. 3249, Class SI, IO, 6.4s, 2036	432,548	73,590
IFB Ser. 3316, Class SA, IO, 6.38s, 2037	616,767	89,964
IFB Ser. 3287, Class SE, IO, 6.35s, 2037	1,945,609	280,907
IFB Ser. 3122, Class DS, IO, 6.35s, 2036	2,058,235	326,613
IFB Ser. 3123, Class LI, IO, 6.35s, 2036	1,105,015	189,665
IFB Ser. 2935, Class SX, IO, 6.35s, 2035	7,940,625	858,461
IFB Ser. 2950, Class SM, IO, 6.35s, 2016	356,563	48,670
IFB Ser. 3256, Class S, IO, 6.34s, 2036	1,099,857	170,397
IFB Ser. 3031, Class BI, IO, 6.34s, 2035	629,906	108,796
IFB Ser. 3249, Class SM, IO, 6.3s, 2036	447,240	64,470
IFB Ser. 3240, Class SM, IO, 6.3s, 2036	1,513,543	200,287
IFB Ser. 3147, Class SD, IO, 6.3s, 2036	2,211,480	320,601
IFB Ser. 3398, Class SI, IO, 6.3s, 2036	2,340,225	279,376
IFB Ser. 3067, Class SI, IO, 6.3s, 2035	3,143,101	515,720
IFB Ser. 3128, Class JI, IO, 6.28s, 2036	137,222	21,316
IFB Ser. 3240, Class S, IO, 6.27s, 2036	2,123,589	296,113
IFB Ser. 3065, Class DI, IO, 6.27s, 2035	468,167	78,486
IFB Ser. 3145, Class GI, IO, 6 1/4s, 2036	119,704	19,245
IFB Ser. 3114, Class GI, IO, 6 1/4s, 2036	659,518	113,033
IFB Ser. 3485, Class SI, IO, 6.2s, 2036	1,985,082	310,149
IFB Ser. 3153, Class QI, IO, 6.2s, 2036	3,286,755	569,463
IFB Ser. 3284, Class LI, IO, 6.186s, 2037	1,322,390	178,192
IFB Ser. 3012, Class UI, IO, 6.166s, 2035	1,051,702	172,701
IFB Ser. 3349, Class AS, IO, 6.15s, 2037	5,364,238	729,375
IFB Ser. 3171, Class PS, IO, 6.135s, 2036	1,074,389	151,720
IFB Ser. 3171, Class ST, IO, 6.135s, 2036	1,867,323	261,133
IFB Ser. 3510, Class CI, IO, 6.13s, 2037	7,835,429	1,072,670
IFB Ser. 3152, Class SY, IO, 6.13s, 2036	618,942	93,652
IFB Ser. 3181, Class PS, IO, 6.12s, 2036	738,023	114,017
IFB Ser. 3281, Class AI, IO, 6.08s, 2037	2,072,727	281,746
IFB Ser. 3311, Class IA, IO, 6.06s, 2037	1,050,594	142,849
IFB Ser. 3311, Class IB, IO, 6.06s, 2037	1,050,594	142,849
IFB Ser. 3311, Class IC, IO, 6.06s, 2037	1,050,594	142,849
IFB Ser. 3311, Class ID, IO, 6.06s, 2037	1,050,594	142,849
IFB Ser. 3311, Class IE, IO, 6.06s, 2037	1,544,651	210,026
IFB Ser. 3510, Class AS, IO, 6.06s, 2037	3,628,280	519,969
IFB Ser. 3265, Class SC, IO, 6.06s, 2037	933,593	119,136
IFB Ser. 3240, Class GS, IO, 6.03s, 2036	4,583,509	606,627
IFB Ser. 3257, Class SI, IO, 5.97s, 2036	580,083	81,471
IFB Ser. 3242, Class SD, IO, 5.94s, 2036	20,598,255	2,208,545
IFB Ser. 3225, Class EY, IO, 5.94s, 2036	4,302,915	525,257
IFB Ser. 3225, Class JY, IO, 5.94s, 2036	2,502,231	325,015
IFB Ser. 3012, Class IG, IO, 5.826s, 2035	4,072,037	639,835
IFB Ser. 3502, Class DS, IO, 5.8s, 2039	890,619	123,957
IFB Ser. 3339, Class TI, IO, 5.79s, 2037	1,275,189	160,253
IFB Ser. 3284, Class CI, IO, 5.77s, 2037	2,076,689	262,805
IFB Ser. 3476, Class S, IO, 5 3/4s, 2038	24,994,990	1,951,359
IFB Ser. 3510, Class IC, IO, 5.73s, 2037	1,604,684	202,559
IFB Ser. 3309, Class SG, IO, 5.72s, 2037	1,709,171	199,492
IFB Ser. 3510, Class BI, IO, 5.68s, 2037	2,267,365	291,923
IFB Ser. 3607, Class SA, IO, 4.896s, 2036	4,473,000	637,089
FRB Ser. 3006, Class FA, 0 3/4s, 2034	52,111	52,107
Ser. 3327, Class IF, IO, zero %, 2037	129,161	3,310
Ser. 3439, Class AO, PO, zero %, 2037	195,740	188,558
Ser. 3391, PO, zero %, 2037	126,544	111,136
Ser. 3289, Class SI, IO, zero %, 2037	199,127	2,437
Ser. 3300, PO, zero %, 2037	360,282	324,898
Ser. 3174, PO, zero %, 2036	7,547	7,552
Ser. 3097, Class OC, PO, zero %, 2036	34,997	33,597
Ser. 3106, PO, zero %, 2036	19,621	19,498
Ser. 3084, Class ON, PO, zero %, 2035	21,306	20,987
Ser. 3046, PO, zero %, 2035	151,996	144,142
Ser. 2947, Class AO, PO, zero %, 2035	24,320	21,006
Ser. 3008, PO, zero %, 2034	75,268	75,222
Ser. 2692, Class TO, PO, zero %, 2033	72,399	61,790

Ser. 2684, PO, zero %, 2033		748,000	654,777
FRB Ser. 3349, Class DO, zero %, 2037		54,103	53,597
FRB Ser. 3299, Class FD, zero %, 2037		107,895	105,904
FRB Ser. 3326, Class XF, zero %, 2037 (F)		25,862	25,647
FRB Ser. 3274, Class TX, zero %, 2037		331,660	302,849
FRB Ser. 3326, Class YF, zero %, 2037 (F)		164,651	161,593
FRB Ser. 3261, Class KF, zero %, 2037		201,972	197,933
FRB Ser. 3263, Class TA, zero %, 2037		50,464	49,392
FRB Ser. 3238, Class LK, zero %, 2036		690,239	656,804
FRB Ser. 3231, Class X, zero %, 2036		11,816	11,733
FRB Ser. 3129, Class TF, zero %, 2036		300,723	276,854
FRB Ser. 3117, Class AF, zero %, 2036		46,838	37,565
FRB Ser. 3047, Class BD, zero %, 2035		52,791	49,807
FRB Ser. 3326, Class WF, zero %, 2035 (F)		475,800	462,446
FRB Ser. 3030, Class CF, zero %, 2035		198,794	155,331
FRB Ser. 3033, Class YF, zero %, 2035		71,092	66,845
FRB Ser. 3036, Class AS, zero %, 2035		64,893	48,821
FRB Ser. 3251, Class TP, zero %, 2035		58,231	56,869
FRB Ser. 2963, Class TW, zero %, 2035		20,553	20,422
FRB Ser. 2947, Class GF, zero %, 2034		42,476	40,456
FRB Ser. 3006, Class TE, zero %, 2034		35,930	35,385
Government National Mortgage Association
IFB Ser. 10-14, Class SA, IO, 7.653s, 2032		9,342,125	1,454,382
IFB Ser. 08-47, Class S, IO, 7.35s, 2038		933,239	121,720
IFB Ser. 05-68, Class SN, IO, 6.85s, 2034		298,201	36,112
IFB Ser. 04-96, Class KS, IO, 6.653s, 2034		159,085	24,095
IFB Ser. 06-16, Class GS, IO, 6.643s, 2036		197,810	24,619
IFB Ser. 10-14, Class SB, IO, 6.453s, 2035		3,825,139	544,241
IFB Ser. 09-106, Class XL, IO, 6.403s, 2037		827,930	88,704
IFB Ser. 04-104, Class IS, IO, 6.403s, 2034		292,950	34,091
IFB Ser. 07-53, Class SY, IO, 6.388s, 2037		417,228	43,361
IFB Ser. 07-37, Class SU, IO, 6.34s, 2037		436,464	57,927
IFB Ser. 07-37, Class YS, IO, 6.32s, 2037		331,142	41,509
IFB Ser. 07-16, Class KU, IO, 6.303s, 2037		6,140,032	770,820
IFB Ser. 07-16, Class PU, IO, 6.303s, 2037		5,641,619	675,866
IFB Ser. 09-106, Class LP, IO, 6.263s, 2036		1,313,499	145,903
IFB Ser. 09-87, Class SK, IO, 6.253s, 2032		1,168,432	112,018
IFB Ser. 08-6, Class TI, IO, 6 1/4s, 2032		286,933	23,953
IFB Ser. 06-34, Class PS, IO, 6.243s, 2036		4,836,172	532,027
IFB Ser. 06-26, Class S, IO, 6.153s, 2036		577,918	58,437
IFB Ser. 08-9, Class SK, IO, 6.133s, 2038		94,502	10,511
IFB Ser. 09-10, Class ST, IO, 6.1s, 2034		7,129,769	745,612
IFB Ser. 09-35, Class SP, IO, 6.05s, 2037		3,278,744	382,728
IFB Ser. 06-16, Class SX, IO, 5.943s, 2036		183,607	20,252
IFB Ser. 09-106, Class SD, IO, 5.903s, 2036		3,573,520	388,835
IFB Ser. 04-83, Class CS, IO, 5.733s, 2034		698,112	81,540
IFB Ser. 09-106, Class ST, IO, 5.653s, 2038		1,977,079	207,099
IFB Ser. 10-14, Class SC, IO, 4.446s, 2035		14,564,748	2,046,346
IFB Ser. 09-87, Class WT, IO, 0.178s, 2035		7,913,654	24,453
IFB Ser. 09-106, Class WT, IO, 0.149s, 2037		4,158,864	13,225
Ser. 06-36, Class OD, PO, zero %, 2036		27,267	25,393
FRB Ser. 07-73, Class KI, IO, zero %, 2037		1,788,786	20,721
FRB Ser. 07-73, Class KM, zero %, 2037		179,044	166,118
FRB Ser. 07-35, Class UF, zero %, 2037		43,229	42,672
GSMPS Mortgage Loan Trust
Ser. 05-RP3, Class 1A4, 8 1/2s, 2035		317,372	300,137
Ser. 05-RP3, Class 1A3, 8s, 2035		952,656	838,337
Ser. 05-RP3, Class 1A2, 7 1/2s, 2035		1,298,165	1,142,386
FRB Ser. 05-RP2, Class 1AF, 0.697s, 2035		10,431,390	8,449,420
GSMPS Mortgage Loan Trust 144A
Ser. 05-RP2, Class 1A3, 8s, 2035		28,273	24,880
Ser. 05-RP2, Class 1A2, 7 1/2s, 2035		31,808	27,991
Ser. 05-RP1, Class 1AS, IO, 5.949s, 2035		899,115	126,216
Ser. 06-RP2, Class 1AS1, IO, 5.688s, 2036		10,366,809	1,218,100
IFB Ser. 04-4, Class 1AS, IO, 5.542s, 2034		14,407,973	1,688,434
Ser. 05-RP2, Class 1AS, IO, 5.475s, 2035		9,724,899	1,139,637
FRB Ser. 06-RP2, Class 1AF1, 0.747s, 2036		10,366,809	8,293,449
FRB Ser. 04-4, Class 1AF, 0.747s, 2034		1,391,855	1,169,159
FRB Ser. 05-RP3, Class 1AF, 0.697s, 2035		714,741	578,940
FRB Ser. 05-RP1, Class 1AF, 0.697s, 2035		564,795	463,132
MASTR Reperforming Loan Trust 144A
Ser. 05-1, Class 1A4, 7 1/2s, 2034		41,641	36,853
FRB Ser. 05-2, Class 1A1F, 0.697s, 2035		233,982	184,846
Nomura Asset Acceptance Corp. Ser. 04-R3, Class PT,
3.034s, 2035		32,503	27,140
Nomura Asset Acceptance Corp. 144A Ser. 04-R2,
Class A2, 7s, 2034		636,438	579,159
Structured Adjustable Rate Mortgage Loan Trust 144A
Ser. 04-NP2, Class A, 0.693s, 2034		31,606	25,285
Structured Asset Securities Corp. Ser. 07-4,
Class 1A4, IO, 1s, 2037		17,924,159	649,271

Total mortgage-backed securities (cost $105,977,280)			$132,534,838

PURCHASED OPTIONS OUTSTANDING (1.2%)(a)
	Expiration date/	Contract
	strike price	amount	Value

Option on an interest rate swap with Barclays Bank PLC
for the right to receive a fixed rate of 3.74 versus
the three month USD-LIBOR-BBA maturing
November 10, 2020.	Nov-10/3.74	42,274,300	$2,386,384
Option on an interest rate swap with Barclays Bank PLC
for the right to pay a fixed rate of 3.74 versus
the three month USD-LIBOR-BBA maturing
November 10, 2020.	Nov-10/3.74	42,274,300	240,541
Option on an interest rate swap with Barclays Bank PLC
for the right to receive a fixed rate of 3.7375%
versus the three month USD-LIBOR-BBA maturing

March 9, 2021.	Mar-11/3.7375	24,564,400	1,343,181
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 3.665% versus the three month USD-LIBOR-BBA maturing
March 8, 2021.	Mar-11/3.665	24,564,400	1,232,887
Option on an interest rate swap with Barclays Bank PLC
for the right to receive a fixed rate of 3.95% versus
the three month USD-LIBOR-BBA maturing
September 21, 2020.	Sep-10/3.95	17,214,600	1,292,300
Option on an interest rate swap with Barclays Bank PLC
for the right to pay a fixed rate of 3.95% versus
the three month USD-LIBOR-BBA maturing
September 21, 2020.	Sep-10/3.95	17,214,600	16,182
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 3.995% versus the three month USD-LIBOR-BBA maturing
September 20, 2020.	Sep-10/3.995	16,597,400	1,308,705
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 3.965% versus the three month USD-LIBOR-BBA maturing
September 20, 2020.	Sep-10/3.965	11,064,900	844,363
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 3.995%
versus the three month USD-LIBOR-BBA maturing
September 20, 2020.	Sep-10/3.995	16,597,400	12,780
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 3.965%
versus the three month USD-LIBOR-BBA maturing
September 20, 2020.	Sep-10/3.965	11,064,900	9,516

Total purchased options outstanding (cost $5,380,916)			$8,686,839

SHORT-TERM INVESTMENTS (27.0%)(a)
		Principal amount/shares	Value

Putnam Money Market Liquidity Fund 0.11% (e)		125,248	$125,248
Interest in $300,000,000 joint tri-party repurchase
agreement dated June 30, 2010 with Citigroup Global
Markets, Inc. due July 1, 2010 -- maturity value
of $70,300,156 for an effective yield of 0.08%
(collateralized by various mortgage backed securities
with coupon rates ranging from 2.668% to 6.68% and due
dates ranging from February 15, 2024 to
October 15, 2040, valued at $306,000,000)		$70,300,000	70,300,000
U.S. Treasury Bills, for effective yields ranging from
0.22% to 0.31%, March 10, 2011 (SEG) (SEGSF)		3,267,000	3,259,806
U.S. Treasury Bills, for effective yields ranging from
0.11%, August 12, 2010 (SEG) (SEGSF)		25,000,000	24,996,719
U.S. Treasury Bills, for an effective yield of 0.13%,
July 29, 2010		18,500,000	18,498,065
U.S. Treasury Bills, for effective yields ranging from
0.23 to 0.34%, July 15, 2010 (SEG) (SEGSF)		13,753,000	13,751,615
Fannie Mae Discount Notes, for an effective yield
of 0.25%, October 1, 2010 (SEGSF)		20,000,000	19,987,220
Fannie Mae Discount Notes, for an effective yield
of 0.20%, August 4, 2010 (SEGSF)		25,000,000	24,995,277
Freddie Mac Discount Notes, for an effective yield
of 0.23%, September 1, 2010 (SEGSF)		25,000,000	24,990,100
Total short-term investments (cost $200,905,478)			$200,904,050

TOTAL INVESTMENTS

Total investments (cost $846,031,625)(b)			$903,002,097

FUTURES CONTRACTS OUTSTANDING at 6/30/10 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	appreciation/

U.S. Treasury Bond 20 yr (Long)	1213	$154,657,500	Sep-10	$3,220,110
U.S. Treasury Bond 30 yr (Long)	168	22,816,500	Sep-10	579,811
U.S. Treasury Note 2 yr (Long)	1	218,828	Sep-10	356
U.S. Treasury Note 5 yr (Short)	36	4,260,656	Sep-10	1,597
U.S. Treasury Note 10 yr (Long)	812	99,508,063	Sep-10	1,331,822

Total				$5,133,696

WRITTEN OPTIONS OUTSTANDING at 6/30/10 (premiums received $57,529,493) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.49% versus the three month USD-LIBOR-BBA maturing August 17, 2021.	$29,998,000	Aug-11/4.49	$3,004,000
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.525% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	43,781,000	Jul-11/4.525	4,530,627
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.475% versus the three month USD-LIBOR-BBA maturing
August 19, 2021.	12,932,000	Aug-11/4.475	158,158
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.475% versus the three month USD-LIBOR-BBA maturing
August 19, 2021.	12,932,000	Aug-11/4.475	1,280,268
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	14,999,000	Aug-11/4.55	165,739
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.49% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	29,998,000	Aug-11/4.49	356,976
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	14,999,000	Aug-11/4.55	1,565,896
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing
August 16, 2021.	5,677,000	Aug-11/4.765	47,516
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing
August 16, 2021.	5,677,000	Aug-11/4.765	681,864
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.70% versus the three month USD-LIBOR-BBA maturing
August 8, 2021.	90,809,000	Aug-11/4.70	794,579
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.70% versus the three month USD-LIBOR-BBA maturing
August 8, 2021.	90,809,000	Aug-11/4.70	10,510,234
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing
July 27, 2021.	65,671,500	Jul-11/4.745	503,532
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing
July 27, 2021.	65,671,500	Jul-11/4.745	7,857,372
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.5475% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	20,529,000	Jul-11/4.5475	202,211
Option on an interest rate swap with Citibank, N.A. for the obligation to receive
a fixed rate of 4.52% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	41,058,000	Jul-11/4.52	419,202
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.525% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	43,781,000	Jul-11/4.525	444,377
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	43,781,000	Jul-11/4.46	482,904
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.5475% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	20,529,000	Jul-11/4.5475	2,166,220
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.52% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	41,058,000	Jul-11/4.52	4,250,735
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	43,781,000	Jul-11/4.46	4,327,207
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.02% versus the three month USD-LIBOR-BBA maturing
September 28, 2020.	1,684,400	Sep-10/4.02	135,561
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 5.36% versus the three month USD-LIBOR-BBA maturing
February 13, 2025.	7,846,920	Feb-15/5.36	294,338
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 5.36% versus the three month USD-LIBOR-BBA maturing
February 13, 2025.	7,846,920	Feb-15/5.36	916,834
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.27% versus the three month USD-LIBOR-BBA maturing
February 12, 2025.	17,656,640	Feb-15/5.27	689,519
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.27% versus the three month USD-LIBOR-BBA maturing
February 12, 2025.	17,656,640	Feb-15/5.27	1,966,617
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing
May 14, 2022.	44,468,500	May-12/5.51	7,061,524
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.7375% versus the three month USD-LIBOR-BBA maturing
March 9, 2021.	24,564,400	Mar-11/4.7375	66,570
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.665% versus the three month USD-LIBOR-BBA maturing
March 8, 2021.	24,564,400	Mar-11/4.665	74,430
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.02% versus the three month USD-LIBOR-BBA maturing
October 14, 2020.	26,233,000	Oct-10/4.02	39,874
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.02% versus the three month USD-LIBOR-BBA maturing
October 14, 2020.	26,233,000	Oct-10/4.02	2,083,950
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.02% versus the three month USD-LIBOR-BBA maturing
September 28, 2020.	1,684,400	Sep-10/4.02	1,533
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing
May 14, 2022.	44,468,500	May-12/5.51	452,003

Total			$57,532,370

TBA SALE COMMITMENTS OUTSTANDING at 6/30/10 (proceeds receivable $136,926,563) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

GNMA, 5s, July 1, 2040	$130,000,000	7-21-10	$138,145,306

Total			$138,145,306

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/10 (Unaudited)

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Barclays Bank PLC
$34,959,600		$(47,403)	3/5/19	3.53%	3 month USD-LIBOR-BBA	$(2,307,048)

15,229,900	(E)	--	3/9/21	4.2375%	3 month USD-LIBOR-BBA	(1,253,573)

15,106,500		81,165	6/29/40	3.9%	3 month USD-LIBOR-BBA	(456,883)

Citibank, N.A.
194,108,400		93,753	6/28/20	3 month USD-LIBOR-BBA	3.17%	2,807,272

10,804,800		(2,926)	6/28/14	1.81%	3 month USD-LIBOR-BBA	(40,592)

Credit Suisse International
147,315,700		(832,719)	2/22/40	4.58%	3 month USD-LIBOR-BBA	(26,801,636)

Goldman Sachs International
41,210,700		(9,437)	5/12/13	3 month USD-LIBOR-BBA	1.64%	468,489

127,500,000		(1,376)	6/7/12	1.244%	3 month USD-LIBOR-BBA	(758,966)

211,618,000		(80,707)	6/9/12	1.19%	3 month USD-LIBOR-BBA	(1,095,744)

197,306,600		(462,281)	6/16/15	2.33%	3 month USD-LIBOR-BBA	(3,293,050)

158,776,300		966,125	6/16/20	3 month USD-LIBOR-BBA	3.32%	5,476,890

198,171,800		(96,557)	7/2/15	2.05%	3 month USD-LIBOR-BBA	--

177,677,600		316,616	7/2/20	3 month USD-LIBOR-BBA	3.02%	--

JPMorgan Chase Bank, N.A.
15,229,900	(E)	--	3/8/21	4.165%	3 month USD-LIBOR-BBA	(1,159,605)

26,426,000		--	7/16/10	3 month USD-LIBOR-BBA	3.384%	421,673

23,508,000		--	7/22/10	3 month USD-LIBOR-BBA	3.565%	402,883

178,500,000		--	7/28/10	3 month USD-LIBOR-BBA	3.5141%	3,004,042

215,244,100		1,290,143	4/29/15	2.76%	3 month USD-LIBOR-BBA	(7,224,841)

16,200,000		--	7/1/40	3 month USD-LIBOR-BBA	3.745%	102,708

Total						$(31,707,981)

(E) See Interest rate swap contracts note regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/10 (Unaudited)

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
$200,609	$--	1/12/40	(4.00%)1 month	Synthetic TRS	$1,979
			USD-LIBOR	Index 4.00% 30
				year Fannie Mae
				pools

397,552	--	1/12/40	4.50% (1 month	Synthetic TRS	(7,257)
			USD-LIBOR)	Index 4.50% 30
				year Fannie Mae
				pools

193,496	--	1/12/40	(5.00%)1 month	Synthetic TRS	4,572
			USD-LIBOR	Index 5.00% 30
				year Fannie Mae
				pools

20,094,418	(147,556)	1/12/38	6.50% (1 month	Synthetic TRS	209,672
			USD-LIBOR)	Index 6.50% 30
				year Fannie Mae
				pools

20,046,903	70,588	1/12/39	(5.50%)1 month	Synthetic TRS	(248,153)
			USD-LIBOR	Index 5.50% 30
				year Fannie Mae
				pools

20,046,903	114,440	1/12/39	(5.50%)1 month	Synthetic TRS	(213,488)
			USD-LIBOR	Index 5.50% 30
				year Fannie Mae
				pools

20,094,418	(175,814)	1/12/38	6.50% (1 month	Synthetic TRS	192,299
			USD-LIBOR)	Index 6.50% 30
				year Fannie Mae
				pools

9,363,045	--	1/12/39	(5.50%)1 month	Synthetic TRS	(7,448)
			USD-LIBOR	Index 5.50% 30
				year Fannie Mae
				pools

Deutsche Bank AG
200,609	--	1/12/40	4.00% (1 month	Synthetic TRS	(1,979)
			USD-LIBOR)	Index 4.00% 30
				year Fannie Mae
				pools

397,552	--	1/12/40	(4.50%)1 month	Synthetic TRS	7,257
			USD-LIBOR	Index 4.50% 30
				year Fannie Mae
				pools

193,496	--	1/12/40	5.00% (1 month	Synthetic TRS	(4,572)
			USD-LIBOR)	Index 5.00% 30
				year Fannie Mae
				pools

Total					$(67,118)

Key to holding's abbreviations

FRB	Floating Rate Bonds
IFB	Inverse Floating Rate Bonds
IO	Interest Only
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2009 through June 30, 2010 (the reporting period).

(a) Percentages indicated are based on net assets of $744,237,282.

(b) The aggregate identified cost on a tax basis is $847,026,498, resulting in gross unrealized appreciation and depreciation of $60,117,716 and $4,142,117, respectively, or net unrealized appreciation of $55,975,599.

(SEG) These securities, in part or in entirety, were pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

(SEGSF) These securities, in part or in entirety, were pledged and segregated with the custodian for collateral on certain derivatives contracts at the close of the reporting period.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $124,795 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $143,879,743 and $246,043,327, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities valuation inputs.

(i) Security purchased with cash or security received, that was pledged to the fund for collateral on certain derivatives contracts.

At the close of the reporting period, the fund maintained liquid assets totaling $465,659,947 to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on FRB are the current interest rates at the close of the reporting period.

The dates shown on debt obligations are the original maturity dates.

IFB are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at the close of the reporting period.

Security valuation: Investments, including mortgage backed securities, are valued on the basis of valuations provided by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (Putnam Management), the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Futures and options contracts: The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns, owned or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, interest or exchange rates moving unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. The fund had an average contract amount of approximately 3,000 on futures contracts for the reporting period. The fund had an average contract amount of approximately $257,000,000 on purchased options contracts for the reporting period. Outstanding contracts on written options contracts at the close of the reporting period are indicative of the volume of activity during the period.

Total return swap contracts: The fund may enter into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to help enhance the funds return and manage the fund’s exposure to credit risk. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates.

Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. The fund had an average notional amount of approximately $27,900,000 on total return swap contracts for the reporting period.

Interest rate swap contracts: The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform.

The fund’s maximum risk of loss from counterparty risk , is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. The fund had an average notional amount of approximately $4,002,400,000 on interest rate swap contracts for the reporting period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At the close of the reporting period, the fund had a net liability position of $81,747,908 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $85,317,280.

TBA purchase commitments: The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However ,it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Dollar rolls: To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale, on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Mortgage-backed securities	--	131,786,478	748,360

Purchased options outstanding	--	8,686,839	--

U.S. Government and agency mortgage obligations	--	345,367,760	--

U.S. Treasure obligations	--	215,508,610	--

Short-term investments	125,248	200,778,802	--

Totals by level	$125,248	$902,128,489	$748,360

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Futures contracts	5,133,696

Written options		(57,532,370)

TBA sale commitments		(138,145,306)

Interest rate swap contracts		(32,922,377)

Total return swap contracts		71,224

Totals by level	$5,133,696	$(228,528,829)	$--

At the start and/or close of the reporting period, Level 3 investments in securities and other financial instruments were not considered a significant portion of the fund's portfolio.

Market Values of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Interest rate contracts	$26,289,757	$102,852,754

Total	$26,289,757	$102,852,754

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam American Government Income Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: August 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: August 27, 2010

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: August 27, 2010